Interest and similar income (Tables)	12 Months Ended
Dec. 31, 2022
Interest And Similar Income
Schedule of breakdown of the main items of interest and similar charges accrued
Thousand of reais	2022	2021	2020

Cash and balances with the Brazilian Central Bank	10,202,362	2,581,083	1,552,121
Loans and advances - Credit institutions	2,722,311	1,116,013	1,518,557
Loans and advances - Customers	73,596,047	55,775,027	44,103,997
Debt instruments	22,001,700	16,957,840	13,556,403
Pension Plans (note 21)	19,587	19,612	16,720
Other interest	6,683,111	1,537,733	2,027,142
Total	115,225,118	77,987,308	62,774,940